united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Semi-Annual Report
April 30, 2021

1-855-466-3406
www.Invenomic.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

The fund’s performance figures* for the periods ended April 30, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	63.18%	62.27%	N/A	18.18%
Invenomic Fund Investor Class	63.01%	61.94%	N/A	17.87%
Invenomic Fund Super Institutional Class	63.38%	62.62%	26.00%	N/A
S&P Composite 1500 Total Return Index (c)	30.33%	47.90%	22.74%	16.68%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2021 are 2.98%, 3.23% and 2.73% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Oil & Gas Producers	6.5%
Metals & Mining	6.2%
Chemicals	5.6%
Health Care Facilities & Services	5.4%
Insurance	4.5%
Commercial Support Services	4.5%
Retail - Discretionary	4.2%
Transportation & Logistics	3.7%
Internet Media & Services	3.6%
Telecommunications	3.6%
Other Assets Less Liabilities	52.2%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCK - 100.9%
	ADVERTISING & MARKETING - 0.0%
4,406	Cxloyalty Group Holdings, Inc. * @	$—

	AEROSPACE & DEFENSE - 2.0%
36,548	Ituran Location and Control Ltd.	798,574
9,921	Lockheed Martin Corp. +	3,775,536
2,005	Northrop Grumman Corp.	710,652
		5,284,762
	APPAREL & TEXTILE PRODUCTS - 0.7%
31,574	Capri Holdings Ltd. * +	1,739,096

	ASSET MANAGEMENT - 1.7%
24,777	Diamond Hill Investment Group, Inc. +	4,236,867
7,910	GoldMoney, Inc. *	18,775
61,020	Safeguard Scientifics, Inc. *	375,883
		4,631,525
	AUTOMOTIVE - 1.9%
17,812	BorgWarner, Inc. #	865,307
23,264	Continental A.G. * +	3,154,509
102,456	Tenneco, Inc. * +	1,031,732
		5,051,548
	BANKING - 3.1%
9,722	Bank7 Corp.	172,177
13,288	Citigroup, Inc. +	946,637
26,876	Fifth Third Bancorp.	1,089,553
387,933	First BanCorp. +	4,876,318
24,297	Wells Fargo & Co. +	1,094,580
		8,179,265
	BEVERAGES - 1.7%
81,784	Molson Coors Beverage Co. * # +	4,494,031

	BIOTECH & PHARMACEUTICALS - 3.6%
95,479	Antibe Therapeutics, Inc. * #	326,749
156,658	Bausch Health Companies, Inc. * +	5,039,688
25,576	Ipsen S.A. +	2,476,620
313,502	Lexaria Bioscience Corp. * #	1,586,320
		9,429,377
	CHEMICALS - 5.6%
169,992	AgroFresh Solutions, Inc. * #	360,383
57,386	Cabot Corp. +	3,149,344
34,147	Imerys SA +	1,777,432
106,829	Koppers Holdings, Inc. * +	3,550,996
113,075	Tronox Holdings PLC +	2,397,190
76,730	Valhi, Inc. +	2,024,137
24,989	W R Grace & Co. +	1,717,494
		14,976,976
	COMMERCIAL SUPPORT SERVICES - 4.5%
143,445	Civeo Corp. *	2,369,711
330,506	H&R Block, Inc. # +	7,357,064
64,339	Impellam Group PLC *	252,989
349,923	Mears Group PLC *	944,749
31,942	TrueBlue, Inc. *	903,959
		11,828,472
	CONSTRUCTION MATERIALS - 2.0%
370,005	Concrete Pumping Holdings, Inc. * +	3,008,141
12,706	HeidelbergCement A.G.	1,165,823
87,149	Tecnoglass, Inc.	1,042,302
		5,216,266
	CONSUMER SERVICES - 3.5%
35,854	Adtalem Global Education, Inc. * # +	1,230,151
255,316	Stride, Inc. * +	7,309,697
27,360	WW International, Inc. *	758,966
		9,298,814
	CONTAINERS & PACKAGING - 0.2%
9,830	Silgan Holdings, Inc.	414,531

	ELECTRIC UTILITIES - 1.2%
81,361	FirstEnergy Corp. +	3,085,209

	ELECTRICAL EQUIPMENT - 1.3%
29,040	Belden, Inc.	1,256,851
184,243	Houston Wire & Cable Co. * +	967,276
18,659	Preformed Line Products Co. +	1,235,226
		3,459,353
	ENGINEERING & CONSTRUCTION - 1.9%
411,057	Mistras Group, Inc. * +	4,575,064
105,006	Orion Group Holdings, Inc. *	565,982
		5,141,046
	ENTERTAINMENT CONTENT - 2.2%
324,173	Corus Entertainment, Inc. +	1,549,453
108,819	Discovery, Inc. * +	3,515,942
18,741	ViacomCBS, Inc.	768,756
		5,834,151
	FOOD - 1.8%
65,648	Herbalife Nutrition Ltd. * #	3,004,709
36,637	Seneca Foods Corp. * +	1,687,500
		4,692,209
	GAS & WATER UTILITIES - 0.6%
36,023	UGI Corp. +	1,574,565

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCK (Continued) - 100.9%
	HEALTH CARE FACILITIES & SERVICES - 5.4%
55,575	Cardinal Health, Inc. +	$3,353,395
64,123	Centene Corp. * +	3,958,954
18,555	National HealthCare Corp.	1,304,602
106,170	Psychemedics Corp. *	706,031
156,572	Triple-S Management Corp. * +	3,712,322
8,581	Universal Health Services, Inc.	1,273,506
		14,308,810
	HOME & OFFICE PRODUCTS - 2.3%
130,668	Dorel Industries, Inc. *	1,310,716
110,728	Hamilton Beach Brands Holding Co. +	2,159,196
39,045	Societe BIC S.A. +	2,761,392
		6,231,304
	HOME CONSTRUCTION - 1.6%
230,611	Caesarstone Ltd. +	3,219,329
81,539	Cornerstone Building Brands, Inc. * +	1,146,438
		4,365,767
	HOUSEHOLD PRODUCTS - 0.0%
7,240	McBride PLC	9,423

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
80,020	Lazard Ltd. +	3,600,100

	INSURANCE - 4.5%
106,756	Heritage Insurance Holdings, Inc.	972,547
29,729	MetLife, Inc. +	1,891,656
53,949	Prudential Financial, Inc. +	5,414,322
28,432	Reinsurance Group of America, Inc. +	3,711,229
		11,989,754
	INTERNET MEDIA & SERVICES - 3.6%
280,179	HyreCar, Inc. * +	3,754,399
15,405	SRAX, Inc. * #	60,542
366,394	Travelzoo * # +	5,774,369
		9,589,310
	LEISURE FACILITIES & SERVICES - 2.4%
41,757	Dine Brands Global, Inc. * +	4,035,814
1,151,707	Melco International Development Ltd.	2,298,417
		6,334,231
	MACHINERY - 0.6%
95,795	Graham Corp.	1,313,349
11,372	Hurco Cos., Inc.	390,628
		1,703,977
	MEDICAL EQUIPMENT & DEVICES - 1.2%
167,753	IRIDEX Corp. * +	1,442,676
282,022	Sensus Healthcare, Inc. * +	1,085,785
321,403	Surgalign Holdings, Inc. *	581,739
		3,110,200
	METALS & MINING - 6.2%
814,086	Argonaut Gold, Inc. *	1,786,727
2,918,678	Bushveld Minerals Ltd. *	707,186
164,684	Eldorado Gold Corp. * # +	1,625,431
478,571	Gold Standard Ventures Corp. *	277,763
899,240	Kinross Gold Corp. +	6,330,650
1,467,186	OceanaGold Corp. * +	2,444,912
350,618	Osisko Mining, Inc. *	908,545
113,193	Teck Resources Ltd. +	2,396,296
		16,477,510
	OIL & GAS PRODUCERS - 6.5%
292,872	Blueknight Energy Partners LP	951,834
204,117	Bonanza Creek Energy, Inc. * +	6,754,232
16,693	Diamondback Energy, Inc. #	1,364,319
8,865	EQT Corp. * #	169,321
186,383	Freehold Royalties Ltd. +	1,219,625
9,918	Valero Energy Corp. +	733,535
122,627	Viper Energy Partners, LP +	2,208,512
121,049	World Fuel Services Corp. +	3,744,046
		17,145,424
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
126,814	CK Asset Holdings Ltd.	795,970

	REAL ESTATE SERVICES - 0.7%
45,572	RMR Group, Inc. +	1,803,740

	REIT - 1.2%
85,653	Equity Commonwealth +	2,466,806
36,007	Retail Value, Inc.	670,810
		3,137,616
	RENEABLE ENERGY - 0.2%
86,759	Broadwind, Inc. * #	448,544

	RETAIL - CONSUMER STAPLES - 1.5%
342,624	Naked Wines PLC * +	3,994,285

	RETAIL - DISCRETIONARY - 4.2%
33,869	Caleres, Inc. +	789,486
41,287	Foot Locker, Inc. # +	2,435,107
17,834	Genesco, Inc. * +	891,700
27,801	HUGO BOSS A.G.	1,284,459
1,113,947	Marks & Spencer Group PLC * +	2,436,861
477,166	Roots Corp. *	1,256,721
62,225	Sally Beauty Holdings, Inc. * # +	1,248,856
1,209,369	SIG PLC *	828,175
		11,171,365

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares						Fair Value
	COMMON STOCK (Continued) - 100.9%
	SOFTWARE - 1.7%
14,881	J2 Global, Inc. * # +					$1,800,601
176,874	WANdisco PLC *					1,148,540
75,003	Xperi Holding Corp. +					1,541,312
						4,490,453
	SPECIALTY FINANCE - 0.8%
32,649	First American Financial Corp.					2,105,860

	STEEL - 1.7%
117,469	Ryerson Holding Corp. * +					1,865,408
185,895	TimkenSteel Corp. * +					2,234,458
39,329	Universal Stainless & Alloy Products, Inc. * +					359,467
						4,459,333
	TECHNOLOGY HARDWARE - 2.1%
256,933	Celestica, Inc. * +					2,140,252
19,054	Cisco Systems, Inc. +					970,039
27,147	NCR Corp. * +					1,241,975
21,031	Sanmina Corp. * # +					858,906
61,685	TESSCO Technologies, Inc. * +					445,982
						5,657,154
	TECHNOLOGY SERVICES - 0.8%
47,274	CPI Card Group, Inc. *					735,111
907	International Business Machines Corp.					128,685
189,223	Priority Technology Holdings, Inc. * +					1,315,100
						2,178,896
	TELECOMMUNICATIONS - 3.6%
4,086,428	Airtel Africa PLC +					4,299,981
49,147	AT&T, Inc. +					1,543,707
116,289	Lumen Technologies, Inc. #					1,491,988
32,291	Spok Holdings, Inc. +					331,629
21,348	Telephone and Data Systems, Inc. #					490,577
32,769	United States Cellular Corp. *					1,118,406
116,557	VEON Ltd. - ADR *					209,803
						9,486,091
	TOBACCO & CANNABIS - 1.9%
57,890	Imperial Brands PLC					1,208,287
96,373	Swedish Match AB - ADR +					3,970,568
						5,178,855
	TRANSPORTATION & LOGISTICS - 3.7%
41,212	Atlas Air Worldwide Holdings, Inc. * +					2,798,707
225,615	Babcock International Group PLC *					899,954
87,844	Capital Product Partners LP					1,118,254
85,590	Costamare, Inc. +					900,407
293,345	John Menzies PLC *					1,346,391
199,023	Radiant Logistics, Inc. * +					1,329,474
56,404	Universal Logistics Holdings, Inc.					1,410,664
						9,803,851
	TRANSPORTATION EQUIPMENT - 1.3%
150,346	NFI Group, Inc. +					3,369,403

	TOTAL COMMON STOCK (Cost - $211,318,298)					267,278,422

	MUTUAL FUNDS - 0.5%
	CLOSED-END FUNDS - 0.5%
75,550	Goldman Sachs MLP Energy and Renaissance Fund #					788,742
312,022	Hipgnosis Songs Fund Ltd.					528,781
	TOTAL MUTUAL FUNDS (Cost - $1,141,033)					1,317,523

				Expiration Date	Exercise Price
	WARRANTS - 0.1%
190,000	Gores Metropoulos II, Inc. *			2/1/2028	$11.50	260,300
	TOTAL WARRANTS (Cost - $276,776)

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.7%
	CALL OPTIONS PURCHASED - 0.4%
257	CenturyLink, Inc.	Goldman Sachs	$257,000	1/21/2022	$10.00	$77,100
235	H&R Block, Inc.	Goldman Sachs	540,500	7/16/2021	23.00	22,560
1,881	H&R Block, Inc.	Goldman Sachs	3,762,000	1/21/2022	20.00	644,242
2,087	Kinross Gold Corp.	Goldman Sachs	2,295,700	5/21/2021	11.00	3,130
601	Lumen Technologies, Inc.	Goldman Sachs	480,800	1/20/2023	8.00	297,495
557	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	5,013,000	5/21/2021	90.00	1,393
384	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,688,000	5/21/2021	70.00	960
270	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	1,890,000	6/18/2021	70.00	1,080
311	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,488,000	8/20/2021	80.00	4,665
263	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,104,000	9/17/2021	80.00	5,786
	TOTAL CALL OPTIONS PURCHASED (Cost - $889,703)					1,058,411

	PUT OPTIONS PURCHASED - 0.3%
1,175	Direxion NASDAQ-100 Equal Weighted Index Shares	Goldman Sachs	8,930,000	5/21/2021	76.00	67,562
1,827	Direxion NASDAQ-100 Equal Weighted Index Shares	Goldman Sachs	13,885,200	6/18/2021	76.00	251,212
507	Direxion NASDAQ-100 Equal Weighted Index Shares	Goldman Sachs	3,498,300	6/18/2021	69.00	21,548
3,573	Invesco Nasdaq Next Gen 100 ETF	Goldman Sachs	10,719,000	6/18/2021	30.00	107,190
8,255	Invesco Nasdaq Next Gen 100 ETF	Goldman Sachs	23,114,000	6/18/2021	28.00	82,550
396	Invesco QQQ Trust Series 1	Goldman Sachs	12,276,000	6/18/2021	310.00	129,888
809	iShares MSCI USA Momentum Factor ETF	Goldman Sachs	9,708,000	5/21/2021	120.00	18,203
1,148	iShares Russell 2000 ETF	Goldman Sachs	22,673,000	5/7/2021	197.50	3,444
1,606	SPDR S&P Biotech ETF	Goldman Sachs	17,505,400	5/21/2021	109.00	24,090
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,481,275)					705,687

	TOTAL OPTIONS PURCHASED (Cost - $2,370,978)					1,764,098

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS - 6.8%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
12,968,355	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% ^ (a)					$12,968,355
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,968,355)

	MONEY MARKET FUND - 1.9%
4,942,226	First American Government Obligations Fund, Institutional Class, 0.16% ^					4,942,226
	TOTAL MONEY MARKET FUNDS (Cost - $4,942,226)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,910,581)					17,910,581

	TOTAL INVESTMENTS - 109.0% (Cost - $233,017,666)					$288,530,924
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $850,198)					(421,377)
	SECURITIES SOLD SHORT - (89.2)% (Proceeds - $240,049,121)					(236,287,102)
	OTHER ASSETS LESS LIABILITIES - 80.4%					212,985,572
	NET ASSETS - 100.0%					$264,808,017

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
173	BigCommerce Holdings, Inc.	Goldman Sachs	$865,000	10/15/2021	$50.00	$253,877
250	MicroVision, Inc.	Goldman Sachs	200,000	5/21/2021	8.00	167,500
	TOTAL OPTIONS WRITTEN (Proceeds - $850,198)					421,377

Shares
	SECURITIES SOLD SHORT - (89.2)%
	ADVERTISING & MARKETING - (1.4)%
11,234	Cardlytics, Inc. *					1,545,012
41,934	Magnite, Inc. *					1,679,457
742	Trade Desk, Inc. *					541,148
						3,765,617
	AEROSPACE & DEFENSE - (0.4)%
35,191	Kratos Defense & Security Solutions, Inc. *					941,007

	APPAREL & TEXTILE PRODUCTS - (0.6)%
9,765	Canada Goose Holdings, Inc. *					412,767
12,217	Crocs, Inc. *					1,223,166
						1,635,933
	ASSET MANAGEMENT - (1.2)%
14,823	Hamilton Lane, Inc.					1,340,740
78,535	Marquee Raine Acquisition Corp. *					779,067
13,469	StepStone Group, Inc.					448,518
27,542	Tortoise Acquisition Corp. II *					279,551
17,544	TS Innovation Acquisitions Corp. *					179,475
22,679	VPC Impact Acquisition Holdings *					248,108
						3,275,459
	AUTOMOTIVE - (2.0)%
18,509	Luminar Technologies, Inc. *					421,080
19,386	QuantumScape Corp. *					708,364
4,692	Tesla, Inc. *					3,328,692
13,711	XPEL, Inc. *					878,875
						5,337,011
	BANKING - (1.9)%
53,786	First Financial Bankshares, Inc.					2,639,817
4,374	SVB Financial Group *					2,501,184
						5,141,001
	BEVERAGES - (1.3)%
1,693	Boston Beer Co., Inc. *					2,059,518
26,202	Celsius Holdings, Inc. *					1,501,375
						3,560,893
	BIOTECH & PHARMACEUTICALS - (0.4)%
16,720	Amphastar Pharmaceuticals, Inc. *					290,928
4,504	Heska Corp. *					822,656
						1,113,584
	CHEMICALS - (0.9)%
33,555	Amyris, Inc. *					488,561
76,669	Danimer Scientific, Inc. *					1,958,893
						2,447,454
	COMMERCIAL SUPPORT SERVICES - (2.1)%
11,976	Avalara, Inc. *					1,697,119
18,282	Casella Waste Systems, Inc. *					1,226,905
55,630	Rollins, Inc.					2,073,886
14,827	ShotSpotter, Inc. *					518,055
						5,515,965
	CONSTRUCTION MATERIALS - (0.3)%
7,636	Advanced Drainage Systems, Inc.					852,636

	CONSUMER SERVICES - (1.3)%
14,628	Bright Horizons Family Solutions, Inc. *					2,118,573
9,456	Chegg, Inc. *					854,160
8,776	Coursera, Inc. *					392,287
						3,365,020

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (89.2)%
	E - COMMERCE DISCRETIONARY - (2.8)%
3,173	Chewy, Inc. *	$252,952
54,254	Coupang, Inc. *	2,273,243
23,873	Farfetch Ltd. *	1,169,538
25,467	Lands’ End, Inc. *	586,760
20,328	Liquidity Services, Inc. *	364,481
18,111	MYT Netherlands Parent BV - ADR *	542,787
42,608	RealReal, Inc. *	1,055,400
3,970	Wayfair, Inc. *	1,173,413
		7,418,574
	ELECTRICAL EQUIPMENT - (1.8)%
34,827	AAON, Inc.	2,278,034
1,912	Cognex Corp.	164,661
9,260	Mesa Laboratories, Inc.	2,302,499
		4,745,194
	ENTERTAINMENT CONTENT - (0.9)%
56,742	fuboTV, Inc. *	1,143,919
73,432	Skillz, Inc. *	1,286,529
		2,430,448
	FOOD - (1.7)%
7,646	AppHarvest, Inc. *	130,823
15,521	Beyond Meat, Inc. *	2,043,805
49,322	SunOpta, Inc. *	611,100
58,440	Tattooed Chef, Inc. *	1,034,388
29,275	Vital Farms, Inc. *	711,968
		4,532,084
	FORESTRY, PAPER & WOOD PRODUCTS - (1.0)%
23,341	Trex Co., Inc. *	2,520,595

	HEALTH CARE FACILITIES & SERVICES - (2.8)%
32,817	Accolade, Inc. *	1,645,773
24,447	American Well Corp. *	376,239
12,799	Joint Corp. *	710,089
3,388	Medpace Holdings, Inc. *	574,876
37,740	NeoGenomics, Inc. *	1,848,883
12,558	Teladoc Health, Inc. *	2,164,371
		7,320,231
	HOME & OFFICE PRODUCTS - (1.1)%
22,875	Purple Innovation, Inc. *	779,580
52,810	Tempur Sealy International, Inc.	2,014,173
		2,793,753
	INDUSTRIAL INTERMEDIATE PRODUCTS - (1.2)%
19,587	Omega Flex, Inc.	3,114,333

	INDUSTRIAL SUPPORT SERVICES - (1.1)%
15,525	SiteOne Landscape Supply, Inc. *	2,784,875

	INSURANCE - (2.2)%
2,482	Goosehead Insurance, Inc.	272,871
26,211	Lemonade, Inc. *	2,369,474
22,500	RLI Corp.	2,507,850
7,835	Trupanion, Inc. *	635,419
		5,785,614
	INTERNET MEDIA & SERVICES - (5.6)%
5,295	DoorDash, Inc. *	758,085
7,285	Fiverr International Ltd. *	1,515,790
17,153	MediaAlpha, Inc. *	759,020
3,593	Netflix, Inc. *	1,844,898
69,535	Opendoor Technologies, Inc. *	1,409,474
3,562	Roku, Inc. *	1,221,659
1,660	Shopify, Inc. *	1,962,967
22,688	Snap, Inc. *	1,402,572
8,332	Spotify Technology S.A. *	2,100,664
4,083	TechTarget, Inc. *	313,166
33,010	Upwork, Inc. *	1,520,441
		14,808,736
	LEISURE FACILITIES & SERVICES - (4.5)%
76,533	AMC Entertainment Holdings, Inc. *	767,626
27,062	Cheesecake Factory, Inc. *	1,693,811
11,513	Chuy’s Holdings, Inc. *	562,525
34,857	DraftKings, Inc. *	1,974,998
86,291	Golden Nugget Online Gaming, Inc. *	1,270,204
4,571	Planet Fitness, Inc. *	383,918
10,023	SeaWorld Entertainment, Inc. *	548,859
19,931	Shake Shack, Inc. *	2,167,496
2,442	Six Flags Entertainment Corp. *	114,725
7,740	Vail Resorts, Inc. *	2,516,738
		12,000,900
	LEISURE PRODUCTS - (0.8)%
3,377	Axon Enterprise, Inc. *	511,987
5,211	Peloton Interactive, Inc. *	512,502
11,964	YETI Holdings, Inc. *	1,021,965
		2,046,454

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (89.2)%
	MACHINERY - (0.5)%
11,775	Xylem, Inc.	$1,302,904

	MEDICAL EQUIPMENT & DEVICES - (8.1)%
72,166	Asensus Surgical, Inc. *	151,549
34,168	AtriCure, Inc. *	2,633,328
41,356	Butterfly Network, Inc. *	598,835
22,298	Cardiovascular Systems, Inc. *	899,055
4,398	Dexcom, Inc. *	1,698,068
18,536	Exact Sciences Corp. *	2,443,416
1,275	Intuitive Surgical, Inc. *	1,102,875
14,502	iRhythm Technologies, Inc. *	1,129,126
49,195	LeMaitre Vascular, Inc.	2,581,262
2,518	Masimo Corp. *	585,863
26,033	Neogen Corp. *	2,499,428
2,548	Novocure Ltd. *	520,047
27,093	OrthoPediatrics Corp. *	1,584,940
9,945	Penumbra, Inc. *	3,043,071
		21,470,863
	METALS & MINING - (0.4)%
56,905	Livent Corp. *	1,025,428

	OIL & GAS PRODUCERS - (0.6)%
103,196	Clean Energy Fuels Corp. *	1,135,156
10,928	New Fortress Energy, Inc.	464,659
		1,599,815
	REAL ESTATE SERVICES - (1.3)%
50,558	Redfin Corp. *	3,578,495

	REIT - (0.5)%
36,216	Farmland Partners, Inc.	482,759
11,277	Terreno Realty Corp.	727,592
		1,210,351
	RENEWABLE ENERGY - (2.2)%
35,479	Ballard Power Systems, Inc. *	775,926
144,812	ITM Power PLC *	1,043,601
46,021	Plug Power, Inc. *	1,312,059
28,271	Shoals Technologies Group, Inc. *	906,651
2,208	SolarEdge Technologies, Inc. *	581,896
12,947	Sunnova Energy International, Inc. *	457,288
14,980	Sunrun, Inc. *	734,020
		5,811,441
	RETAIL - DISCRETIONARY - (4.0)%
45,148	At Home Group, Inc. *	1,425,774
8,863	Carvana Co. *	2,528,259
14,398	Citi Trends, Inc. *	1,506,031
7,291	Container Store Group, Inc. *	102,730
7,317	Hibbett Sports, Inc. *	581,336
14,424	Lovesac Co. *	1,056,846
1,931	RH *	1,328,567
3,923	Shoe Carnival, Inc.	235,184
11,168	Sleep Number Corp. *	1,249,587
1,948	Ulta Beauty, Inc. *	641,574
		10,655,888
	SEMICONDUCTORS - (4.2)%
33,564	Atomera, Inc. *	558,505
9,934	Brooks Automation, Inc.	1,006,612
46,729	CEVA, Inc. *	2,590,656
13,308	Cree, Inc. *	1,323,081
19,085	Impinj, Inc. *	905,774
8,876	Marvell Technology, Inc.	401,284
2,888	NVIDIA Corp.	1,733,897
2,770	SiTime Corp. *	256,364
11,061	Universal Display Corp.	2,474,235
		11,250,408
	SOFTWARE - (15.3)%
25,371	1Life Healthcare, Inc. *	1,103,892
44,422	ACV Auctions, Inc. *	1,509,904
23,276	Appfolio, Inc. *	3,366,408
11,095	Appian Corp. *	1,344,492
12,596	BigCommerce Holdings, Inc. *	755,004
5,728	Bill.com Holdings, Inc. *	885,721
34,864	Calix, Inc. *	1,474,398
17,628	Ceridian HCM Holding, Inc. *	1,665,493
19,770	Cloudflare, Inc. *	1,675,310
4,622	Coupa Software, Inc. *	1,243,503
15,403	Datadog, Inc. *	1,321,115
11,392	DigitalOcean Holdings, Inc. *	496,349
64,622	E2open Parent Holdings, Inc. *	706,965
22,026	Fastly, Inc. *	1,406,801
19,832	Guidewire Software, Inc. *	2,092,474
18,242	Jamf Holding Corp. *	666,198
20,660	JFrog Ltd. *	1,012,960
152,302	Kahoot! ASA *	1,603,092

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (89.2)%
	SOFTWARE (Continued) - (15.3)%
20,924	Lightspeed POS, Inc. *	$1,460,704
35,318	Oak Street Health, Inc. *	2,176,648
13,348	ON24, Inc. *	587,312
69,164	Palantir Technologies, Inc. *	1,593,538
6,637	Paycom Software, Inc. *	2,551,329
68,990	Porch Group, Inc. *	918,257
2,182	Q2 Holdings, Inc. *	226,972
1,048	RingCentral, Inc. *	334,260
19,413	Simulations Plus, Inc.	1,225,737
8,394	Smartsheet, Inc. *	497,764
10,532	Snowflake, Inc. *	2,439,106
2,492	Sprout Social, Inc. *	165,195
10,445	UiPath, Inc. *	752,040
11,492	Unity Software, Inc. *	1,167,357
1,634	Upstart Holdings, Inc. *	178,139
		40,604,437
	SPECIALTY FINANCE - (1.8)%
13,661	Afterpay Ltd. *	1,241,495
94,485	Marathon Digital Holdings, Inc. *	3,475,158
		4,716,653
	TECHNOLOGY HARDWARE - (3.7)%
44,472	3D Systems Corp. *	957,927
59,397	Digimarc Corp. *	2,003,461
41,254	Inseego Corp. *	366,335
14,039	Kornit Digital Ltd. *	1,372,453
22,554	Logitech International S.A.	2,500,787
29,663	MicroVision, Inc. *	452,361
21,666	PagerDuty, Inc. *	919,938
53,909	Vuzix Corp. *	1,243,681
		9,816,943
	TECHNOLOGY SERVICES - (2.9)%
16,529	Affirm Holdings, Inc. *	1,165,294
414,585	HUMBL, Inc. *	630,169
2,567	MarketAxess Holdings, Inc.	1,253,877
84,253	Riot Blockchain, Inc. *	3,524,303
3,699	Shift4 Payments, Inc. *	365,794
3,061	Square, Inc. *	749,394
		7,688,831
	TRANSPORTATION & LOGISTICS - (1.3)%
23,612	Cargojet, Inc.	3,473,854

	WHOLESALE - CONSUMER STAPLES - (0.5)%
41,660	Chefs’ Warehouse, Inc. *	1,342,702

	WHOLESALE - DISCRETIONARY - (0.6)%
9,525	IAA, Inc. *	598,265
51,628	ThredUp, Inc. *	886,453
		1,484,718

	SECURITIES SOLD SHORT (Proceeds - $240,049,121)	$236,287,102

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

#	All or a portion of this security is on loan. The market value of loaned securities is $12,389,876.

+	All or a portion of the security is held as collateral for written options and securities sold short.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on April 30, 2021.

(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2021. Total collateral had a value of $12,968,355 at April 30, 2021.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

ASSETS
Investment securities:
At cost	$233,017,666
At value	$288,530,924
Cash collateral segregated for short sales	222,806,267
Foreign Currency (Cost $6,761,149)	6,934,336
Receivable for securities sold	3,630,055
Receivable for Fund shares sold	988,458
Dividends and interest receivable	158,630
Prepaid expenses and other assets	60,200
TOTAL ASSETS	523,108,870

LIABILITIES
Securities sold short (Proceeds - $240,049,121)	236,287,102
Securities lending collateral	12,968,355
Payable for investments purchased	6,841,148
Payable for Fund shares redeemed	1,227,995
Options written (Proceeds $850,198)	421,377
Investment advisory fees payable	335,358
Shareholder servicing fees payable	51,773
Payable to related parties	27,282
Distribution (12b-1) fees payable	4,377
Accrued expenses and other liabilities	136,086
TOTAL LIABILITIES	258,300,853
NET ASSETS	$264,808,017

NET ASSETS CONSIST OF:
Paid in capital	$194,899,812
Accumulated earnings	69,908,205
NET ASSETS	$264,808,017

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$234,177,775
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,870,454
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.88

Investor Class:
Net Assets	$30,572,053
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,829,650
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.71

Super Institutional Class:
Net Assets	$58,189
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,433
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.95

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2021

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $67,124)	$1,592,879
Interest	1,387
Securities lending income - net	21,526
TOTAL INVESTMENT INCOME	1,615,792

EXPENSES
Investment advisory fees	1,602,551
Shareholder service fees
Institutional Class	216,922
Investor Class	13,271
Distribution (12b-1) fees:
Investor Class	13,271
Interest expense	596,846
Dividends on securities sold short	161,890
Third party administrative servicing fees	137,349
Administration fees	106,854
Registration fees	37,190
Custodian fees	16,027
Legal fees	14,933
Trustees fees and expenses	14,909
Printing expense	12,437
Compliance officer fees	11,934
Audit fees	9,300
Insurance expense	5,988
Other expenses	5,185
TOTAL EXPENSES	2,976,857

Less: Fees waived by the Advisor	(141,428)

NET EXPENSES	2,835,429

NET INVESTMENT LOSS	(1,219,637)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	59,737,080
Foreign currency transactions	75,365
Options purchased	(3,574,443)
Options written	216,567
Securities sold short	(30,437,089)
26,017,480
Net change in unrealized appreciation (depreciation) on:
Investments	52,017,363
Foreign currency translations	136,515
Options purchased	(143,501)
Options written	349,250
Securities sold short	10,638,964
62,998,591

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	89,016,071

NET INCREASE IN NET ASSETS	$87,796,434

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
FROM OPERATIONS
Net investment loss	$(1,219,637)	$(1,257,216)
Net realized gain (loss) from investments, foreign currency transactions, options purchased, options written and securities sold short	26,017,480	(6,174,386)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	62,998,591	(8,171,164)
Net increase (decrease) in net assets resulting from operations	87,796,434	(15,602,766)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(4,613,153)	(6,409,033)
Investor Class	(221,722)	(482,116)
Super Institutional Class	(1,301)	(912,601)
Net decrease in net assets resulting from distributions to shareholders	(4,836,176)	(7,803,750)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	47,743,749	57,388,260
Investor Class	22,431,248	6,506,133
Super Institutional Class	—	1,022,115
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,851,045	5,743,554
Investor Class	188,352	481,013
Super Institutional Class	1,296	906,119
Redemption fee proceeds:
Institutional Class	5,632	15,681
Investor Class	10,799	9,072
Super Institutional Class	—	545
Payments for shares redeemed:
Institutional Class	(18,404,922)	(120,184,821)
Investor Class	(2,053,337)	(14,813,753)
Super Institutional Class	—	(27,660,046)
Net increase (decrease) in net assets from shares of beneficial interest	53,773,862	(90,586,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	136,734,120	(113,992,644)

NET ASSETS
Beginning of Period	128,073,897	242,066,541
End of Period	$264,808,017	$128,073,897

SHARE ACTIVITY
Institutional Class:
Shares Sold	3,441,672	5,426,179
Shares Reinvested	310,068	505,594
Shares Redeemed	(1,322,275)	(11,821,247)
Net increase (decrease) in shares of beneficial interest outstanding	2,429,465	(5,889,474)

Investor Class:
Shares Sold	1,384,584	641,855
Shares Reinvested	15,313	42,643
Shares Redeemed	(131,451)	(1,448,909)
Net increase (decrease) in shares of beneficial interest outstanding	1,268,446	(764,411)

Super Institutional Class:
Shares Sold	—	88,241
Shares Reinvested	104	79,624
Shares Redeemed	—	(2,604,421)
Net increase (decrease) in shares of beneficial interest outstanding	104	(2,436,556)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the Six Months		For the	For the	For the	For the
	Ended April 30, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$10.67		$11.48	$11.07	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.08)	(0.06)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	6.69		(0.36)	0.98	1.10	0.27
Total from investment operations	6.60		(0.44)	0.92	0.98	0.22
Less distributions from:
Net investment income	(0.01)		—	—	—	—
Net realized gains	(0.38)		(0.37)	(0.51)	(0.13)	—
Total distributions	(0.39)		(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$16.88		$10.67	$11.48	$11.07	$10.22
Total return (4)	63.18	% (5)	(4.06)%	8.67%	9.63%	2.20	% (5)
Net assets, at end of period (000’s)	$234,178		$122,105	$198,929	$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	3.17	% (7)	2.97%	2.83%	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	3.01	% (7)	2.83%	2.77%	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(1.27	)% (7)	(0.76)%	(0.57)%	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	103	% (5)	153%	100%	106%	37	% (5)

(1)	The Institutional Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.39	% (7)	2.37%	2.29%	2.43%	2.70	% (7)
2.23	% (7)	2.23%	2.23%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the Six Months		For the	For the	For the	For the
	Ended April 30, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$10.57		$11.40	$11.02	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)		(0.11)	(0.09)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	6.68		(0.36)	0.98	1.10	0.28
Total from investment operations	6.51		(0.47)	0.89	0.94	0.21
Less distributions from:
Net realized gains	(0.38)		(0.37)	(0.51)	(0.13)	—
Total distributions	(0.38)		(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.01		0.01	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$16.71		$10.57	$11.40	$11.02	$10.21
Total return (4)	63.01	% (5)	(4.27)%	8.43%	9.25%	2.10	% (5)
Net assets, at end of period (000’s)	$30,572		$5,933	$15,113	$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.42	% (7)	3.22%	3.08%	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.26	% (7)	3.08%	3.02%	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(2.35	)% (7)	(0.99)%	(0.84)%	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	103	% (5)	153%	100%	106%	37	% (5)

(1)	The Investor Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.64	% (7)	2.62%	2.54%	2.73%	2.95	% (7)
2.48	% (7)	2.48%	2.48%	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the Six Months		For the	For the
	Ended April 30, 2021		Year Ended	Period Ended
	(Unaudited)		October 31, 2020	October 31, 2019 (1)
Net asset value, beginning of period	$10.70		$11.49	$11.43
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	6.71		(0.35)	0.08
Total from investment operations	6.64		(0.42)	0.06
Less distributions from:
Net investment income	(0.01)		—	—
Net realized gains	(0.38)		(0.37)	—
Total distributions	(0.39)		(0.37)	—
Paid-in-Capital From Redemption Fees	—		0.00 (3)	—
Net asset value, end of period	$16.95		$10.70	$11.49
Total return (4)	63.38	% (5)	(3.88)%	0.52	% (5)
Net assets, at end of period (000’s)	$58		$36	$28,024
Ratio of gross expenses to average net assets (6,8)	2.92	% (7)	2.72%	2.58	% (7)
Ratio of net expenses to average net assets (8)	2.76	% (7)	2.58%	2.52	% (7)
Ratio of net investment loss to average net assets	(0.95	)% (7)	(0.59)%	(0.30	)% (7)
Portfolio Turnover Rate	103	% (5)	153%	100	% (5)

(1)	The Super Institutional Class commenced operations on May 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.14	% (7)	2.12%	2.04	% (7)
1.98	% (7)	1.98%	1.98	% (7)

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$267,278,422	$—	$0	$267,278,422
Mutual Funds	1,317,523	—	—	1,317,523
Warrants	260,300	—	—	260,300
Call Options Purchased	398,235	660,176	—	1,058,411
Put Options Purchased	240,522	465,165	—	705,687
Collateral For Securities Loaned	12,968,355	—	—	12,968,355
Money Market Fund	4,942,226	—	—	4,942,226
Total	$287,405,583	$1,125,341	$—	$288,530,924
Liabilities*
Call Options Written	$167,500	$253,877	$—	$421,377
Securities Sold Short	236,287,102	—	—	236,287,102
Total	$236,454,602	$253,877	$—	$236,708,479

*	Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation for which level 3 inputs were used in determining value.

Cxloyalty Group Holdings, Inc.
Beginning balance November 1, 2020	$0
Purchases	—
Proceeds from sales	—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Ending balance April 30, 2021	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2021, was $0.

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below.

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Cxloyalty Group Holdings, Inc.	$0	Independent Valuation	Adjusted for lack of marketability

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2021, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2021, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2018 to October 31, 2020, or expected to be taken in the Fund’s October 31, 2021 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$236,016,192	$221,254,720

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2021, the Fund incurred advisory fees in the amount of $1,602,551.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2022 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2021 the total amount of advisory fees waived was $141,428. As of April 30, 2021 the total amount of advisory fees waived subject to recapture is $286,049, of which $62,193 will expire on October 31, 2022 and $223,856 will expire October 31, 2023.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the six months ended April 30, 2021, the Fund incurred shareholder service fees in the amount of $216,922 and $13,271 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2021, the Fund incurred distribution fees in the amount of $13,271.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2021.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$1,764,098

Equity Contracts/Equity price risk	Options Written	$421,377

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2021.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(3,574,443)	$(143,501)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$216,567	$349,250

The notional value and contracts of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2021 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$5,632	$10,799	$—

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2021, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$6,886,566	$79,267,390	$(34,331,511)	$44,935,879

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2020 and October 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2020	October 31, 2019
Ordinary Income	$7,686,875	$4,007,417
Long-Term Capital Gain	116,875	130,765
Return of Capital	—	—
	$7,803,750	$4,138,182

As of October 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$4,834,801	$—	$—	$—	$—	$(17,886,854)	$(13,052,053)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments related to partnerships.

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2021, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$12,389,876	$12,968,355	1.33%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Invenomic Fund
Description of Liability
Securities lending collateral	$12,968,355	$—	$12,968,355	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of April 30, 2021:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$12,968,355	$—	$—	$—	$12,968,355

The fair value of the securities loaned for the Fund totaled $12,389,876 at April 30, 2021. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $12,968,355 for the Fund at April 30, 2021. These amounts are offset by a liability recorded as “Securities lending collateral.”

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, Charles Schwab & Co. and National Financial Services LLC held approximately 38.72% and 25.31%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual*	11/1/20	4/30/21	11/1/20 – 4/30/21	11/1/20 – 4/30/21
Institutional Class	$1,000.00	$1,631.80	$14.56	2.23%
Investor Class	$1,000.00	$1,630.10	$16.17	2.48%
Super Institutional Class	$1,000.00	$1,633.80	$12.93	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21	11/1/20 – 4/30/21
Institutional Class	$1,000.00	$1,013.74	$11.13	2.23%
Investor Class	$1,000.00	$1,012.50	$12.37	2.48%
Super Institutional Class	$1,000.00	$1,014.98	$9.89	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2021.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 27 and 28, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Invenomic Advisory Agreement”)

Based on their evaluation of the information provided by ICM, in conjunction with the Invenomic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Invenomic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Invenomic Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Invenomic Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Invenomic Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Invenomic Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Invenomic Advisory Agreement with respect to the Invenomic Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement. In considering the renewal of the Invenomic Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Invenomic Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Invenomic including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM previously and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to Invenomic. The Board then discussed ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of Invenomic and concluded that ICM’s personnel have the qualifications and expertise to manage Invenomic. The Board also noted that ICM remained committed to Invenomic’s investment strategy. Additionally, the Board received responses from representatives of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of Invenomic; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with Invenomic’s investment limitations, noting that ICM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to Invenomic to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized, or that its control person had the ability to make additional contributions in order to meet its obligations to Invenomic. The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business practices. The Board noted that the CCO of the Trust continued to

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2021

represent that ICM’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for Invenomic accurately describe the investment strategies of Invenomic. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Invenomic Advisory Agreement with respect to Invenomic and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Invenomic as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended March 31, 2021. The Board noted that Invenomic outperformed its respective peer group, Morningstar category and benchmark for each period as of March 31, 2021. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by ICM, the Board discussed the comparison of Invenomic’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was near the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for Invenomic, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2022, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of Invenomic’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again higher than the peer group median and the Morningstar category median, but not the highest in its peer group or Morningstar category. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services to be provided by ICM to Invenomic, the advisory fee charged by ICM to Invenomic was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to ICM with respect to Invenomic based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by ICM. The Board concluded that anticipated profits from ICM’s relationship with Invenomic were not excessive.

Economies of Scale. As to the extent to which Invenomic will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of Invenomic. The Board noted ICM’s intentions to consider a soft close of the Invenomic when assets reach between $500 million in assets and the possibility of adding breakpoint at that time. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Invenomic Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Invenomic Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Invenomic Advisory Agreement is not unreasonable; and (c) the Invenomic Advisory Agreement is in the best interests of the Invenomic Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates..
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 7
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022

INVENOMIC-SAR21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/21